Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual amount of off-balance-sheet financial instruments
(in thousands)	2017	2016
Commitments to extend credit	$238,527	$253,375
Commitments to originate residential first and second mortgage loans	1,471	2,626
Standby letters of credit	74,004	2,745
Total	$314,002	$258,746